CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Common Shares Outstanding	Stock Options	Contributed Surplus	Deficit	Other Reserves	Total
Balance at the beginning of the year at Dec. 31, 2016	$ 4,987,694	$ 179,852	$ 37,254	$ (744,453)	$ 32,127	$ 4,492,474
Balance at the beginning of the year (in Shares) at Dec. 31, 2016	224,965,140
Net income (loss)				240,795		240,795
Other comprehensive income (loss)				(1,373)	1,313	(60)
Comprehensive income (loss) for the year				239,422	1,313	240,735
Shares issued under employee stock option plan (notes 16 and 17(A))	$ 56,802	(12,603)				44,199
Shares issued under employee stock option plan (notes 16 and 17(A)) (in shares)	1,538,729
Stock options (notes 16 and 17(A))		19,505				19,505
Shares issued under incentive share purchase plan (note 17(B))	$ 17,379					17,379
Shares issued under incentive share purchase plan (note 17(B)) (in Shares)	382,663
Shares issued under dividend reinvestment plan	$ 17,816					17,816
Shares issued under dividend reinvestment plan (in Shares)	402,877
Equity issuance (net of transaction costs) (note 16)	$ 215,013					215,013
Equity issuance (net of transaction costs) (note 16) (in shares)	5,003,412
Dividends declared				(93,858)		(93,858)
Restricted Share Unit plan, Performance Share Unit plan and Long Term Incentive Plan (notes 16 and 17(C,D))	$ (6,272)					(6,272)
Restricted Share Unit plan, Performance Share Unit plan and Long Term Incentive Plan (notes 16 and 17(C,D)) (in shares)	(42,380)
Balance at the end of the year at Dec. 31, 2017	$ 5,288,432	186,754	37,254	(598,889)	33,440	4,946,991
Balance at the end of the year (in Shares) at Dec. 31, 2017	232,250,441
Net income (loss)				(326,701)		(326,701)
Other comprehensive income (loss)				803	(49,661)	(48,858)
Comprehensive income (loss) for the year				(325,898)	(49,661)	(375,559)
Transfer of loss on disposal of equity securities at FVOCI to deficit				(1,290)	1,290
Hedging gains and costs of hedging transferred to property, plant and mine development					(3,779)	(3,779)
Shares issued under employee stock option plan (notes 16 and 17(A))	$ 39,923	(8,961)				30,962
Shares issued under employee stock option plan (notes 16 and 17(A)) (in shares)	1,220,921
Stock options (notes 16 and 17(A))		19,804				19,804
Shares issued under incentive share purchase plan (note 17(B))	$ 20,595					20,595
Shares issued under incentive share purchase plan (note 17(B)) (in Shares)	515,432
Shares issued under dividend reinvestment plan	$ 18,286					18,286
Shares issued under dividend reinvestment plan (in Shares)	495,819
Dividends declared				(102,221)		(102,221)
Restricted Share Unit plan, Performance Share Unit plan and Long Term Incentive Plan (notes 16 and 17(C,D))	$ (5,067)					(5,067)
Restricted Share Unit plan, Performance Share Unit plan and Long Term Incentive Plan (notes 16 and 17(C,D)) (in shares)	(24,016)
Balance at the end of the year at Dec. 31, 2018	$ 5,362,169	$ 197,597	$ 37,254	$ (988,913)	$ (58,095)	$ 4,550,012
Balance at the end of the year (in Shares) at Dec. 31, 2018	234,458,597